The interactive data files included as exhibits to this filing relate to the Prospectus for Harvest Edge Absolute Fund (the “Fund”), a series of Harvest Volatility Edge Trust, which was filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497 under the Securities Act of 1933 on December 18, 2017 (Accession No. 0001193125-17-372121) and is incorporated herein by reference.

EXHIBIT LIST

Exhibit Number	Exhibit:

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase